Business Segments - Business Segment Information Based on Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 257,262	$ 212,594	$ 174,528
Purchases of long-lived assets	10,202	8,711	8,751
Depreciation and amortization	10,931	7,852	6,661
Operating Segments [Member] | Workforce [Member]
Segment Reporting Information [Line Items]
Total assets	81,116	48,514	34,668
Purchases of long-lived assets	7,179	6,243	5,264
Depreciation and amortization	4,813	2,829	2,741
Operating Segments [Member] | Patient Experience [Member]
Segment Reporting Information [Line Items]
Total assets	34,536	34,727	23,978
Purchases of long-lived assets	1,277	726	1,019
Depreciation and amortization	1,272	1,068	1,179
Operating Segments [Member] | Provider [Member]
Segment Reporting Information [Line Items]
Total assets	10,976	11,499	12,025
Purchases of long-lived assets	200	67
Depreciation and amortization	683	683	136
Unallocated [Member]
Segment Reporting Information [Line Items]
Total assets	130,634	117,854	103,857
Purchases of long-lived assets	1,546	1,675	2,468
Depreciation and amortization	$ 4,163	$ 3,272	$ 2,605